Supplemental Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2026
Supplemental Cash Flow Information [Abstract]
Schedule of Net Changes in Non-Cash Working Capital and Other Liabilities

The following table reconciles the net changes in non-cash working capital and other liabilities from the consolidated statements of financial position to the consolidated statement of cash flows:

	Three months ended September 30		Nine months ended September 30
($ thousands)	2026	2025	2026	2025
Change in accounts receivable	$(73,840)	$7,539	$(77,270)	$3,593
Change in inventories	(22,283)	(1,904)	(23,038)	(5,603)
Change in prepaid expenses and deposits	(2,330)	(635)	1,189	(1,940)
Change in accounts payable and accrued liabilities	89,415	20,840	87,824	11,116
	(9,038)	25,840	(11,295)	7,166
Other items impacting changes in non-cash working capital:
Non-cash working capital acquired (Note 3)	51,402	-	51,402	-
Withholding taxes on share units	-	8	(373)	(973)
Unrealized foreign exchange gain (loss) related to working capital	(206)	34	-	34
	42,158	25,882	39,734	6,227
Related to operating activities	42,712	10,713	33,196	(316)
Related to investing activities	(554)	15,169	6,538	6,543
Net change in non-cash working capital	$42,158	$25,882	$39,734	$6,227
Cash interest paid (included in operating activities)	$(11,523)	$(20,304)	$(13,554)	$(41,987)
Cash interest received (included in operating activities)	$120	$775	$599	$2,148